Related Party Transactions	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three months ended March 31, 2014 and 2013, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings; and

•	Reynolds Group Holdings Limited.

The nature and amounts of the transactions entered into with these related parties are described further below.

	Transaction values		Balance outstanding as of
In millions	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013	March 31, 2014	December 31, 2013

Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(1.6)	$4.1	$(3.0)	$(2.3)
Joint services agreement	2.5	1.5	2.2	0.4
Sale of goods	14.3	19.6	23.6	20.0
Asset (purchase) sales	0.3	—	0.3	(0.1)
Purchase of goods	(0.9)	(0.4)	(0.9)	(0.7)
State income taxes	—	—	(0.1)	(0.1)

			22.1	17.2

Related Party Payables
Autoparts Holdings
Purchase of goods	0.1	0.2	0.5	0.4
Reynolds Group Holdings Limited
Recharges of services	—	0.2	—	0.2

			0.5	0.6

Long-Term Related Party Payables
Autoparts Holdings
Deferred income taxes	—	—	0.4	0.4

Unless otherwise disclosed below, the nature and terms of all related party transactions and repayment terms are the same as disclosed in Holdings’ annual financial statements for the year ended December 31, 2013.

(a)	During the three months ended March 31, 2014 and 2013, Holdings incurred total credits of $1.6 million and costs of $8.9 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group, business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharges of services in the table are for FRAM Group’s share of these costs.